Weighted Average Assumption in Black-Scholes Pricing Model (Detail) - $ / shares	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
Dividend yield	0.00%	0.00%
Weighted-average grant-date fair value of awards	$ 13.87	$ 9.21
Volatility	74.93%	75.21%
Risk-free interest rate	1.71%	1.96%
Expected term of options (in years)	7 years 3 months 11 days	7 years 11 days